Acquisitions - Schedules (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
	Mar. 01, 2019	Aug. 08, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill			$ 65,040		$ 65,040		$ 59,683	$ 12,947
Pro Forma Financial Results
Total revenue			63,466	$ 65,117	128,705	$ 124,386
Net income (loss)			(335)	11,518	596	8,251
Net income (loss) attributable to the Company			$ 106	$ 11,559	$ 1,122	$ 8,391
Premier
Business Acquisition [Line Items]
Less working capital adjustments		$ (2,883)
Fair value of Ashford Inc. common stock issued		203,000
Purchase price consideration		200,117
Current assets		3,878
Furniture, fixtures and equipment		$ 47
Estimated Useful Life		30 years
Goodwill		$ 53,517
Customer relationships		188,800
Total assets acquired		246,242
Current liabilities		2,378
Noncurrent liabilities		43,747
Total assumed liabilities		46,125
Net assets acquired		$ 200,117
BAV
Business Acquisition [Line Items]
Term loan	$ 5,000
Less working capital adjustments	(733)
Fair value of Ashford Inc. common stock issued	3,748
Stock consideration payable	500
Fair value of contingent consideration	1,384
Purchase price consideration	9,899
JSAV | BAV
Business Acquisition [Line Items]
Fair value of Ashford Inc. common stock issued	4,000
Current assets	754
Furniture, fixtures and equipment	$ 2,055
Estimated Useful Life	5 years
Goodwill	$ 5,357
Trademarks	350
Customer relationships	2,200
Total assets acquired	10,716
Current liabilities	567
Noncurrent liabilities	250
Total assumed liabilities	817
Net assets acquired	$ 9,899
Customer Relationships | JSAV | BAV
Business Acquisition [Line Items]
Estimated Useful Life	15 years